Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]		Additional Paid-in Capital [Member]		Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	$ 5,666	$ 871	[1]	$ 5,430	[1]	$ 0	$ 200	$ (835)
Changes in equity
Loss for the year	(9,202)	0		0		0	0	(9,202)
Translation adjustment	(6,103)	0		0		0	(6,103)	0
Total comprehensive loss for the year	(15,305)	0		0		0	(6,103)	(9,202)
Share-based compensation expense	366	0		0		366	0	0
Corporate reorganization	0	(160)		160		0	0	0
Issue of share capital	286,448	590		285,858		0	0	0
Total transactions with owners	286,814	430		286,018		366	0	0
Ending balance at Dec. 31, 2021	277,175	1,301		291,448		366	(5,903)	(10,037)
Changes in equity
Loss for the year	(22,456)	0		0		0	0	(22,456)
Translation adjustment	(7,132)
Other comprehensive (loss)/income	(6,574)	0		0		558	(7,132)	0
Total comprehensive loss for the year	(29,030)	0		0		558	(7,132)	(22,456)
Share-based compensation expense	1,671	0		0		1,671	0	0
Total transactions with owners	1,671	0		0		1,671	0	0
Ending balance at Dec. 31, 2022	249,816	1,301		291,448		2,595	(13,035)	(32,493)
Changes in equity
Loss for the year	(35,587)	0		0		0	0	(35,587)
Translation adjustment	2,528
Other comprehensive (loss)/income	2,433	0		0		(95)	2,528	0
Total comprehensive loss for the year	(33,154)	0		0		(95)	2,528	(35,587)
Share-based compensation expense	2,291	0		0		2,291	0	0
Share option exercises	15	0		15		(140)	0	140
Total transactions with owners	2,306	0		15		2,151	0	140
Ending balance at Dec. 31, 2023	$ 218,968	$ 1,301		$ 291,463		$ 4,651	$ (10,507)	$ (67,940)

[1]	Share information presented as of January 1, 2021 is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.